UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011

Check here if Amendment  [ ]; Amendment Number:
     This Amendment (Check only one.):  [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Barnes Bonner Castles
Address:  8955 Katy Freeway, Suite 200
          Houston, TX 77024

Form 13F File Number: 028-14985

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Schloegel
Title:    Chief Compliance Officer
Phone:    713-439-0665

Signature, Place, and Date of Signing:

      /s/ John Schloegel                Houston, TX              May 15, 2012
      ------------------                -----------              ------------
         [Signature]                   [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                 0
                                         -----------

Form 13F Information Table Entry Total:           34
                                         -----------

Form 13F Information Table Value Total:  $   181,276
                                         -----------
                                         (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

               COLUMN 1                   COLUMN 2   COLUMN 3   COLUMN 4         COLUMN 5        COLUMN 6  COLUMN 7     COLUMN 8
--------------------------------------- ------------ --------- ----------- -------------------- ---------- -------- ----------------
                                                                                                                    VOTING AUTHORITY
                                          TITLE OF                VALUE      SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------
            NAME OF ISSUER                 CLASS       CUSIP    (x$1000)     PRN AMT   PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
--------------------------------------- ------------ --------- ----------- ----------- --- ---- ---------- -------- ---- ------ ----
INTEL CORP COM                          Common Stock 458140100       9,563     394,347          Yes        No                   x
ABBOTT LABS COM                         Common Stock 002824100       9,041     160,794          Yes        No                   x
ROYAL DUTCH SHELL PLC ADS CLASS B       Common Stock 780259107       8,438     111,008          Yes        No                   x
TOTAL S A SPONSORED ADR                 Common Stock 89151E109       8,335     163,078          Yes        No                   x
NYSE EURONEXT COM                       Common Stock 629491101       8,075     309,400          Yes        No                   x
SANOFI ADR                              Common Stock 80105N105       8,086     221,281          Yes        No                   x
VALLEY NATL BANCORP COM                 Common Stock 919794107       8,040     649,963          Yes        No                   x
MACK-CALI REALTY CORP COM               Common Stock 554489104       8,092     303,177          Yes        No                   x
VODAFONE GROUP PLC ADR                  Common Stock 92857W209       7,939     283,250          Yes        No                   x
PENN WEST PETE LTD NEW COM              Common Stock 707887105       7,307     369,022          Yes        No                   x
HEALTH CARE REIT INC COM                Common Stock 42217K106       6,956     127,567          Yes        No                   x
TELEFONICA DE ESPANA SA SPONSRD ADR     Common Stock 879382208       6,944     403,978          Yes        No                   x
SAN JUAN BASIN ROYALTIES COM            Common Stock 798241105       6,728     295,604          Yes        No                   x
PFIZER INC COM                          Common Stock 717081103       6,133     283,426          Yes        No                   x
PEPSICO INC COM                         Common Stock 713448108       5,771      86,981          Yes        No                   x
VERIZON COMMUNICATIONS COM              Common Stock 92343V104       5,459     136,076          Yes        No                   x
EXXON MOBIL CORPORATION COM             Common Stock 30231G102       5,364      63,289          Yes        No                   x
GLAXO SMITHKLINE PLC ADR                Common Stock 37733W105       5,282     115,748          Yes        No                   x
PIONEER SOUTHWEST ENERGY PAR COM        Common Stock 72388B106       4,922     188,160          Yes        No                   x
JOHNSON & JOHNSON COM                   Common Stock 478160104       4,889      74,552          Yes        No                   x
WAL-MART STORES COM                     Common Stock 931142103       4,802      80,358          Yes        No                   x
MCDONALDS CORP COM                      Common Stock 580135101       4,474      44,591          Yes        No                   x
MERCK & CO INC. COM                     Common Stock 58933Y105       4,469     118,530          Yes        No                   x
KRAFT FOODS INC CL A                    Common Stock 50075N104       4,120     110,279          Yes        No                   x
SCHWAB CHARLES CORP COM                 Common Stock 808513105       3,582     318,135          Yes        No                   x
ENERPLUS CORP COM                       Common Stock 292766102       3,121     123,270          Yes        No                   x
CONOCOPHILLIPS CORP COM                 Common Stock 20825C104       3,077      42,220          Yes        No                   x
LEUCADIA NATL CORP COM                  Common Stock 527288104       2,793     122,817          Yes        No                   x
WINDSTREAM CORPORATION COM              Common Stock 97381W104       2,522     214,802          Yes        No                   x
AGL RESOURCES INC COM                   Common Stock 001204106       1,895      44,840          Yes        No                   x
XCEL ENERGY INC COM                     Common Stock 98389B100       1,675      60,613          Yes        No                   x
VANGUARD SHORT TERM CORP BOND ETF       ETF          92206C409       1,188      15,259          Yes        No                   x
LINN ENERGY LLC UNITS                   Common Stock 536020100       1,135      29,934          Yes        No                   x
CHEVRON CORP COM                        Common Stock 166764100       1,058       9,940          Yes        No                   x